Turner Funds

                          Supplement dated May 8, 2002
                   to the Prospectuses dated January 31, 2002
                                and March 6, 2002

Manager of Managers Structure:

ON MARCH 22, 2002, THE SECURITIES AND EXCHANGE COMMISSION GRANTED AN EXEMPTIVE ORDER TO THE TURNER FUNDS AND TURNER INVESTMENT PARTNERS, INC., AND ITS ADVISORY AFFILIATES (TURNER), THE FUNDS' INVESTMENT ADVISER, THAT PERMITS TURNER TO USE A "MANAGER OF MANAGERS" APPROACH IN PROVIDING INVESTMENT ADVISORY SERVICES TO THE FUNDS. THIS SUPPLEMENT DESCRIBES THAT APPROACH AND REVISES RELEVANT INFORMATION IN YOUR PROSPECTUS UNDER "INVESTMENT ADVISER" ON PAGE 40. PLEASE READ THIS SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE. THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUSES.

Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Funds' Board of Trustees, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser.

The order also permits Turner and the Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to managing the Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Funds' sub-advisers reaches capacity on assets managed within a Fund, Turner may select another sub-adviser if the Fund needs to add "capacity." Therefore, even where Turner does implement the "manager of managers" approach, not all of the Funds will rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the Funds' investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Funds, will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Fund.

AS INVESTMENT ADVISER TO THE FUNDS, TURNER HAS THE ULTIMATE RESPONSIBILITY OVER ANY SUB-ADVISER AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS.

With the addition of Roger Early and Paul Matlack to Turner's fixed income team, certain changes have been made to the Core High Quality Fixed Income Fund's investment policies.

The following sentence is hereby added to the first paragraph under the heading "Principal Strategy" for the Core High Quality Fixed Income Fund on page 34:

         The Fund may invest the remaining 20% of its assets in debt securities rated below investment grade, or if unrated, determined by Turner to be comparable to debt securities rated below investment grade. Investments in such securities may increase the Fund's return potential and will also increase the risks of share volatility and loss of principal.

The following paragraph is hereby added after the last paragraph under the heading "Principal Risks" also on page 34:

         Lower-rated securities, commonly referred to as "junk bonds" or high-yield/high-risk securities, are speculative, may be in default and are more likely to react to developments affecting issuers than are more highly rated securities. Adverse economic developments can disrupt the market for such securities and severely affect the ability of issuers to service their debt obligations or repay their obligations upon maturity.


Under the heading "Portfolio Managers" on page 41 of the Prospectus, the second to last sentence of the first paragraph is hereby replaced with the following sentence:

         The Ultra Short Duration Fixed Income Fund and Short Duration Fixed Income Fund are each managed by a committee comprised of Roger Early, Paul Matlack, Jim Midanek and John Pak. The Core High Quality Fixed Income Fund is managed by a committee comprised of Roger Early and Paul Matlack.

The third to last sentence of the first paragraph is hereby replaced with the following sentence to indicate that Mr. Joseph P. Cerqua replaced Mr. Paul W. Spindler as portfolio manager of the Core Fixed Income Fund:

         The Core Fixed Income Fund is managed by a committee led by Richard J. Huxley and Joseph P. Cerqua.

The second sentence of the paragraph outlining the background information for Robert Turner is hereby replaced with the following sentence:

         Mr. Turner is the lead manager of the Disciplined Large Cap Growth, Technology, Top 20 and Tax Managed U.S. Equity Funds.

On page 42 of the Prospectus, the second sentence of the paragraph outlining the background information for David Kovacks is hereby replaced with the following sentence:

         Mr. Kovacs is co-manager of the Tax Managed U.S. Equity Fund.

The following background paragraphs for Messrs. Cerqua, Early and Matlack are hereby added to the list of portfolio managers:

         Joseph P. Cerqua, CFA, Portfolio Manager and Fixed Income Analyst, joined Clover Capital in 1995. Mr. Cerqua is co-manager of the Core Fixed Income Fund.

         Roger A. Early, CFA, CPA, CFP, Chief Investment Officer-Fixed Income, joined Turner in 2002. Previously, Mr. Early was Vice President/Senior Portfolio Manager-Equities and Fixed Income of Rittenhouse Financial (June 2000 to February 2002), and Senior Vice President and Director of Investment Grade Fixed Income, Delaware Investment Advisors (July 1994 to June 2001). He has 20 years of investment experience.

         Paul A. Matlack, CFA, Senior Portfolio Manager, joined Turner in 2002. Previously, Mr. Matlack was Vice President, Senior Portfolio Manager, and co-head of the High Yield Group with Delaware Investment Advisors (September 1989 to September 2000). He has 16 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 TUR-MS2-030-11

                                  Turner Funds


                          Supplement dated May 8, 2002
     to the Statement of Additional Information (SAI) dated January 31, 2002

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. This supplement supersedes all previous supplements to this SAI.

On page S-15, replace the relevant part of the first sentence of the second full paragraph with the following:

         With respect to 80% of its total assets, the Core High Quality Fixed
Income Fund will purchase the following types of securities....

Replace the last sentence with the following:

         The Fund may invest the remaining 20% of its assets in debt securities rated below investment grade, or if unrated, determined by Turner to be comparable to debt securities rated below investment grade.

Under the heading "General Investment Policies" on page S-17 of the SAI, replace the fourth sentence with the following sentence:

         Each Fund, except the Disciplined Large Cap Growth, Midcap Growth, Core Fixed Income, Core High Quality Fixed Income and Short Duration Funds, may purchase convertible securities.

Remove the references to "Core High Quality Fixed Income Fund" from:

(i) the first sentence of the first paragraph under the heading "Lower Rated Securities" on page S-23;

(ii) the last paragraph under the heading "REITS" on page S-29; and

(iii) the last paragraph under the heading "Telecommunications Securities" on page S-32.


On page S-22, please remove the references to the Core Fixed Income Fund, Core High Quality Fixed Income Fund and the Short Duration Funds from under the heading "Investment Company Shares".

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                 TUR-FS1-025-12